AB CAP FUND, INC.

-AB Select US Equity Portfolio

Class A (Ticker: AUUAX), Class C (Ticker: AUUCX), Advisor Class (Ticker: AUUYX), Class I (Ticker: AUUIX)

-AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX), Class C (Ticker: ASCLX), Advisor Class (Ticker: ASYLX), Class I (Ticker: ASILX)

(the “Funds”)

Supplement dated January 12, 2026 to the Funds’ Prospectus and Summary Prospectuses dated October 31, 2025, as amended.

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Effective immediately, the following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectus and Summary Prospectuses for the following Funds.

AB Select US Equity Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Matthew Blickman	Since January 2026	Senior Vice President of the Adviser

Kurt A. Feuerman	Since 2011	Senior Vice President of the Adviser

AB Select US Long/Short Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Matthew Blickman	Since January 2026	Senior Vice President of the Adviser

Kurt A. Feuerman	Since 2012	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectus for the Funds.

The following table lists the senior members of the Select Equity Portfolios Investment Team with the primary responsibility for the day-to-day management of the Funds’ portfolio, the length of time that each person has been jointly and primarily responsible for each Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Matthew Blickman; since January 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2020. Portfolio Manager and Senior Research Analyst of Select US Equity.

Kurt A. Feuerman; since 2011 for the AB Select US Equity Portfolio and since 2012 for the AB Select US Long/Short Portfolio; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in this current position since prior to 2020. He is also Chief Investment Officer of Select US Equity Portfolios.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectus and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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